UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.1%
Real Estate Investment Trusts (“REITs”) 99.1%
Apartments 16.7%
Apartment Investment & Management Co. "A" (a)	562,050	20,127,010
AvalonBay Communities, Inc.	871,057	84,074,422
BRE Properties, Inc. (a)	794,750	36,208,810
Camden Property Trust	390,000	19,578,000
Equity Residential	1,394,875	57,873,364
Post Properties, Inc. (a)	463,825	17,912,921

		235,774,527
Diversified 1.9%
Colonial Properties Trust (a)	575,900	13,850,395
Liberty Property Trust	436,100	13,567,071
		27,417,466
Health Care 10.3%
HCP, Inc. (a)	984,475	33,285,100
LTC Properties, Inc.	498,874	12,826,050
Medical Properties Trust, Inc. (a)	660,000	7,471,200
Nationwide Health Properties, Inc. (a)	1,262,813	42,619,939
Senior Housing Properties Trust	902,050	21,378,585
Ventas, Inc.	627,998	28,203,390

		145,784,264
Hotels 5.2%
Host Hotels & Resorts, Inc. (a)	3,571,100	56,851,912
LaSalle Hotel Properties	239,248	6,873,595
Starwood Hotels & Resorts Worldwide, Inc.	186,201	9,635,902

		73,361,409
Industrial 7.6%
ProLogis (a)	1,806,248	106,315,757
Manufactured Homes 1.8%
Equity Lifestyle Properties, Inc. (a)	505,224	24,942,909
Office 17.7%
BioMed Realty Trust, Inc. (a)	1,264,181	30,201,284
Boston Properties, Inc. (a)	735,600	67,726,692
Digital Realty Trust, Inc. (a)	1,062,170	37,707,035
Douglas Emmett, Inc. (a)	584,100	12,885,246
Kilroy Realty Corp.	200,281	9,835,800
Maguire Properties, Inc.	116,550	1,667,830
Vornado Realty Trust	1,040,332	89,687,022

		249,710,909
Regional Malls 19.9%
General Growth Properties, Inc. (a)	2,481,048	94,701,602
Simon Property Group, Inc. (a)	1,471,254	136,694,209
Taubman Centers, Inc.	507,252	26,427,830
The Macerich Co. (a)	327,596	23,020,171

		280,843,812
Shopping Centers 10.9%
Federal Realty Investment Trust (a)	666,780	51,975,501
Kite Realty Group Trust (a)	874,067	12,236,938
Regency Centers Corp. (a)	848,250	54,932,670
Saul Centers, Inc.	211,550	10,628,272
Tanger Factory Outlet Centers, Inc. (a)	613,250	23,591,728

		153,365,109
Specialty Services 0.9%
Entertainment Properties Trust	265,523	13,098,250
Storage 6.2%
Extra Space Storage, Inc.	211,800	3,429,042
Public Storage, Inc.	956,978	84,807,390

		88,236,432

Total Real Estate Investment Trusts (“REITs”)		1,398,850,844
Other 0.0%
FrontLine Capital Group*	12,400	0

Total Common Stocks (Cost $1,191,982,112)		1,398,850,844
Securities Lending Collateral 29.6%
Daily Assets Fund Institutional, 3.25% (b) (c) (Cost $418,915,375)	418,915,375	418,915,375

Cash Equivalents 2.8%
Cash Management QP Trust, 2.84% (b) (Cost $39,171,333)	39,171,333	39,171,333
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,650,068,820) †	131.5	1,856,937,552
Other Assets and Liabilities, Net	(31.5)	(445,035,274)

Net Assets	100.0	1,411,902,278

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,670,384,539. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $186,553,013. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $236,673,963 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,120,950.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $409,588,515 which is 29.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 1,856,937,552
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	0*
Unobservable Inputs
Total	$ 1,856,937,552

*	Market value of security is 0.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 0
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2008	$ 0

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008